Stock Based Compensation Plans: (Details 1) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Stock Based Compensation Plans Details One [Abstract]
Options outstanding - beginning of period	4,369,565	4,554,565
Weighted average exercise price - options outstanding	$ 3.09	$ 3.11
Options exercisable - end of period	4,369,565	4,554,565
Weighted average exercise price - options exercisable	$ 3.09	$ 3.11
Options outstanding - end of period	4,369,565	4,554,565